Other reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Summary of other reserves and retained earnings

	2025 US$m	2024 US$m	2023 US$m
Capital redemption reserve(a)
At 1 January and 31 December	51	51	51
Cash flow hedge reserve
At 1 January	(39)	(59)	(51)
Cash flow hedge gains	57	13	30
Cash flow hedge (gains)/losses transferred to the income statement	(164)	17	(39)
Tax on the above	29	(10)	1
At 31 December	(117)	(39)	(59)
Fair value through other comprehensive income reserve
At 1 January	(22)	(22)	2
Losses on equity investments	(34)	–	(24)
At 31 December	(56)	(22)	(22)
Cost of hedging reserve
At 1 January	(8)	(12)	(17)
Cost of hedging deferred to reserves during the year	2	3	4
Transfer of cost of hedging to the income statement	1	1	1
At 31 December	(5)	(8)	(12)
Other reserves(b)
At 1 January	11,570	11,542	11,554
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards	(57)	(44)	(78)
Employee share options: value of services	98	76	62
Deferred tax on share options	16	(4)	4
At 31 December	11,627	11,570	11,542
Foreign currency translation reserve(c)
At 1 January	(6,438)	(3,172)	(3,784)
Parent and subsidiaries’ currency translation and exchange adjustments	2,692	(3,194)	598
Equity accounted units currency translation adjustments	34	(45)	14
Currency translation reclassified on disposal	–	(27)	–
At 31 December	(3,712)	(6,438)	(3,172)
Total other reserves per balance sheet	7,788	5,114	8,328

Retained earnings(d)
At 1 January	42,539	38,350	35,020
Parent and subsidiaries’ profit for the year	8,397	10,697	9,385
Equity accounted units’ profit after tax for the year	1,569	855	673
Remeasurement gains/(losses) on pension and post-retirement healthcare plans(e)	161	88	(459)
Tax relating to components of other comprehensive income	(38)	(23)	151
Total comprehensive income for the year	10,089	11,617	9,750
Dividends paid	(6,145)	(7,025)	(6,466)
Change in equity interest held by Rio Tinto(f)	(7)	(468)	(13)
Own shares purchased/treasury shares reissued for share awards and other movements	(30)	(13)	(17)
Employee share options and other IFRS 2 charges taken to the income statement	135	78	76
At 31 December	46,581	42,539	38,350
(a)The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.
(b)Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.
Other reserves also include the cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share awards exercised. The cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.
(c)Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve. The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.
(d)Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(e)In 2025, there were US$1 million of remeasurement losses relating to equity accounted units (2024: losses of US$6 million, 2023: gains of US$3 million).
(f)In 2024, this relates to the additional interest acquired in ERA which increased from 86.3% to 98.43% as a result of new shares issued to Rio Tinto under ERA’s entitlement offer to raise funds for the rehabilitation of the Ranger Project Area, as well as the settlement of deferred consideration payable to Turquoise Hill Resources Ltd dissenting shareholders.